As filed with the Securities and Exchange                      File No. 33-12723
Commission on November 7, 2001                                 File No. 811-5062


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 27


                                       and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
                                      1940


                                Amendment No. 30


                                 AETNA GET FUND
                                 --------------

               151 Farmington Avenue, Hartford, Connecticut 06156
               --------------------------------------------------
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



        X       on December 3, 2001 pursuant to paragraph (b)
     ------

                                 AETNA GET FUND

                                    SERIES Q

                                   PROSPECTUS


                              _______________, 2001

Aetna GET Fund (Fund) is an open-end investment company authorized to issue multiple series of shares. This prospectus offers shares of Series Q (Series). Shares of the Series will be offered from December 13, 2001 through March 14, 2002 as a funding option under certain variable annuity contracts.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.


                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS................1
OTHER CONSIDERATIONS...........................................................4
MANAGEMENT OF THE SERIES.......................................................5
INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES......................6
TAX INFORMATION................................................................7
ADDITIONAL INFORMATION.........................................................8

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from December 13, 2001 through March 14, 2002. During the Offering Period all assets of the Series will be invested exclusively in short-term instruments. Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from March 15, 2002 through March 16, 2007 (Maturity Date). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below. Investors receive a guarantee from the insurance company that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (Guarantee). The value of dividends and distributions made by the Series throughout the Guarantee Period is taken into account in determining whether, for purposes of the Guarantee, the value of a shareholder's investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee. Aeltus Investment Management, Inc. (Aeltus) serves as investment adviser of the Series.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTY THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Investment Objective. The Series seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the Guarantee Period.

Principal Investment Strategies. The Series allocates its assets among the following asset classes:

        o During the Offering Period, the Series' assets will be invested in short-term instruments.
        o During the Guarantee Period, the Series' assets will be allocated between the:
              o EQUITY COMPONENT, consisting of common stocks included in the Standard and Poor's 500 Index (S&P 500) and futures contracts on the S&P 500; and the
              o FIXED COMPONENT, consisting primarily of short- to intermediate-duration U.S. Government securities.

The minimum TARGETED RETURN is 1.5% per year over the Guarantee Period. The minimum Targeted Return is set by the Fund's Board of Trustees (Board) and takes into consideration the Series' total annual expenses as well as insurance company separate account expenses assessed to contract holders and participants acquiring interests in the Fund through separate accounts. There is no assurance that the Fund will achieve the Targeted Return. THE GUARANTEE PROMISES INVESTORS ONLY A RETURN OF THE AMOUNT INVESTED IN THE SERIES THROUGH THE SEPARATE ACCOUNT (LESS CERTAIN CHARGES). THE GUARANTEE DOES NOT PROMISE THAT INVESTORS WILL EARN THE TARGETED RETURN.

EQUITY COMPONENT Aeltus invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500. The S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard and Poor's Corporation (S&P).

Aeltus manages the Equity Component by overweighting those stocks in the S&P 500 that it believes will outperform the S&P 500, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the S&P 500. Stocks that Aeltus believes are likely to match the performance of the S&P 500 are invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the Equity Component between 400 and 450 stocks included in the S&P 500. Although the Equity Component will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 in both rising and falling markets.

FIXED COMPONENT Aeltus looks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, the Fixed Component will consist primarily (meaning no less than 55%) of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. (Moody's) or S&P, respectively, and corporate obligations which are rated at the time of purchase AA- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.

ASSET ALLOCATION Aeltus uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component in an attempt to meet or exceed the Targeted Return. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Targeted Return and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and evaluates the allocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a 30% decline in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Targeted Return.

Principal Risks. The principal risks of investing in the Series are those generally attributable to stock and bond investing. The success of the Series' strategy depends on Aeltus' skill in allocating assets between the Equity Component and the Fixed Component and in selecting investments within each Component. Because the Series invests in both stocks and bonds, the Series may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

The risks associated with investing in STOCKS include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in BONDS is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility.

If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of achieving the Targeted Return at the Maturity Date. In fact, if the value of the Equity Component were to decline by 30% in a single day, a complete reallocation to the Fixed Component would likely occur to ensure that the Targeted Return would be achieved at the end of the Guarantee Period. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Fund.

OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Closing the Fund. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board reserves the right not to operate the Series in accordance with its investment objective. In that event, Aeltus will continue to invest the Series assets in short-term instruments and the insurance company will notify investors within 15 days after the end of the Offering Period that the Series is being discontinued. Investors will have 45 days following the end of the Offering Period to transfer their money from the Series. If, at the end of the 45-day period, an investor does not make an election, his or her investment in the Series will be transferred to Aetna Money Market VP.

MANAGEMENT OF THE SERIES

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser of the Series. Aeltus is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees. For its services, Aeltus is entitled to receive an advisory fee, which is set forth below. The advisory fee is expressed as an annual rate based on the average daily net assets of the Series.

                           Offering Period           0.25%
                           Guarantee Period          0.60%

Portfolio Management

Asset Allocation. Mary Ann Fernandez, Vice President, Aeltus, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined Aeltus in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by Aeltus.

The following people are primarily responsible for the day-to-day management of the Series:

Equity Component. The Equity Component is managed by Geoffrey A. Brod, Hugh T.
M. Whelan and Douglas Cote.

Mr. Brod, Portfolio Manager, Aeltus, has over 30 years of experience in quantitative applications and has over 13 years of experience in equity investments with Aeltus.

Mr. Whelan, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1999. Previously, Mr. Whelan was a quantitative portfolio manager in Aeltus' fixed income group, specializing in corporate securities.

Mr. Cote, Portfolio Manager, Aeltus, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for Aeltus' equity department.

Fixed Component. The Fixed Component is managed by a team of fixed-income specialists.

INVESTMENTS IN, EXCHANGES AND REDEMPTIONS FROM THE SERIES

Please refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, AND WHAT YOUR OPTIONS ARE ON THE MATURITY DATE.


Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, Aeltus Capital, Inc.
(ACI), the Fund's principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares. ACI may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the orders by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 10:00 p.m. eastern time Monday through Friday and from 8:00 a.m. to 4:00 p.m. eastern time on Saturday.

The Fund may refuse to accept any purchase request, especially if as a result of such request, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Series' investment objective.

The Fund reserves the right to suspend the offering of shares. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

Maturity Date. Before the Maturity Date, the insurance company will send a notice to investors who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer investors Series amounts to another available series of the Fund that is accepting deposits, or if no series is available, to the fund or funds designated by the insurance company.

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series may also pay an additional capital gains distribution, usually in June.

Both income dividends and capital gains distributions are paid by the Series on a per share basis. As a result, at the time of payment, the share price of the Series will be reduced by the amount of the payment.

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Series and the Fund generally.

You may request free of charge the current SAI or other information about the Series, by calling 1-800-963-9539 or writing to:

                                 Aetna GET Fund
                               1475 Dunwoody Drive
                        West Chester, Pennsylvania 19380

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File No. 811-5062.

                                 AETNA GET FUND
                                    SERIES Q



            STATEMENT OF ADDITIONAL INFORMATION DATED _________, 2001

This Statement of Additional Information (Statement) is not a Prospectus and should be read in conjunction with the current Prospectus for Aetna GET Fund
(Fund), Series Q (Series). Capitalized terms not defined herein are used as defined in the Prospectus. The Fund is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This Statement applies to the Series.

A free copy of the Series Q Prospectus is available upon request by writing to the Fund at: 1475 Dunwoody Drive, West Chester, PA 19380, or by calling (800) 963-9539.


                       SUBJECT TO COMPLETION OR AMENDMENT

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF ANY OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................1
INVESTMENT OBJECTIVE AND RESTRICTIONS..........................................2
INVESTMENT TECHNIQUES AND RISK FACTORS.........................................3
OTHER CONSIDERATIONS...........................................................8
THE ASSET ALLOCATION PROCESS...................................................8
TRUSTEES AND OFFICERS OF THE FUND..............................................9
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................11
INVESTMENT ADVISORY AGREEMENT.................................................11
ADMINISTRATIVE SERVICES AGREEMENT.............................................12
CUSTODIAN.....................................................................12
TRANSFER AGENT................................................................12
INDEPENDENT AUDITORS..........................................................12
PRINCIPAL UNDERWRITER.........................................................13
DISTRIBUTION SERVICING ARRANGEMENTS...........................................13
BROKERAGE ALLOCATION AND TRADING POLICIES.....................................14
PURCHASE AND REDEMPTION OF SHARES.............................................15
NET ASSET VALUE...............................................................15
TAX STATUS....................................................................15
PERFORMANCE INFORMATION.......................................................16

                               GENERAL INFORMATION

Organization The Fund was organized as a Massachusetts business trust on March 9, 1987. The Series currently operates under a Declaration of Trust (Declaration) dated March 9, 1987.

Capital Stock Shares of the Series have no preemptive or conversion rights. Each share has the same rights to share in dividends declared by the Series. Upon liquidation of the Series, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares of the Series are fully paid and nonassessable.

Shareholder Liability The Fund is organized as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series, which is not true in the case of a corporation. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made by the Series shall contain a provision to the effect that shareholders are not personally liable thereunder. With respect to tort claims, contract claims where the provision referred to is omitted from the undertaking, and claims for taxes and certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Series. However, upon payment of any such liability the shareholder will be entitled to reimbursement from the general assets of the Fund. The Board of Trustees (Board) intends to conduct the operations of the Series, with the advice of counsel, in such a way as to avoid, as much as possible, ultimate liability of the shareholders for liabilities of the Fund.

Voting Rights Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract (VA Contract) are not the shareholders of the Fund. The insurance companies who issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable VA Contract.

Once the initial members of the Board are elected, no meeting of the shareholders for the purpose of electing Trustees will be held unless and until such time as less than a majority of the Board holding office have been elected by the shareholders, or shareholders holding 10% or more of the outstanding shares request such a vote. The Board members then in office will call a shareholder meeting for election of Trustees. Vacancies occurring between any such meeting shall be filled as allowed by law, provided that immediately after filling any such vacancy, at least two-thirds of the Board holding office have been elected by the shareholders. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. A Trustee may be removed from office (1) at any time by two-thirds vote of the Board; (2) by a majority vote of the Board where any Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Trustees may be removed at any meeting of shareholders by the vote of a majority of all shares entitled to vote. Any Trustee may also voluntarily resign from office. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Series, in which event the holders of the remaining shares will be unable to elect any person as a Trustee.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for the Series is to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period, the "Guarantee Period," from March 15, 2002 through March 16, 2007, the Maturity Date. In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.

As a matter of fundamental policy, the Series will not:

     (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

    (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

    (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

    (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

    (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

    (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

    (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's, a division of The McGraw-Hill Companies, (S&P).

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

    (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts.

    (2) Invest in companies for the purpose of exercising control or management.

    (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

Futures Contracts

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts." The Series will only enter into futures contracts on the S&P 500 Index and U.S. Treasury securities. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements Investments in futures contracts on U.S. Treasury securities involve the risk that if Aeltus' judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty Risk With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts (ADRs), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts (REITs) included in the S&P 500. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Bank Obligations

The Series may invest in obligations issued by domestic banks (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit).

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended (1933
Act) or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. Aeltus shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

Each Fund or Portfolio may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

STRIPS (Separate Trading of Registered Interest and Principal of Securities)

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, Aeltus looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Targeted Return and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series' assets may be largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. Aeltus will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by Aeltus' ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by Aeltus' proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, Aeltus has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                        TRUSTEES AND OFFICERS OF THE FUND

The investments and administration of the Fund are under the direction of the Board. The Board and executive officers of the Fund and their principal occupations for the past five years are listed below. Those Trustees who are "interested persons," as defined in the 1940 Act, are indicated by an asterisk (*). Trustees and officers hold the same positions with other investment companies in the same Fund Complex: Aetna Series Fund, Inc., Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc. and Aetna Variable Portfolios, Inc.


   ----------------------------------- ------------------------- ---------------------------------------------------------------
                                                                   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS (AND POSITIONS
                 NAME,                     POSITION(S) HELD       HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE
            ADDRESS AND AGE                 WITH EACH FUND                                   FUND)
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   ----------------------------------- ------------------------- ---------------------------------------------------------------

   J. Scott Fox*                       Trustee and President     Chief Executive Officer (July 2001 to present), President
   10 State House Square               (Principal Executive      (April 2001 to present), Director, Chief Operating Officer
   Hartford, Connecticut               Officer)                  (April 1994 to present), Chief Financial Officer (April 1994
   Age 46                                                        to July 2001), Managing Director (April 1994 to April 2001),
                                                                 Aeltus Investment Management, Inc.; Executive Vice President
                                                                 (April 2001 to present), Director, Chief Operating Officer
                                                                 (February 1995 to present), Chief Financial Officer, Managing
                                                                 Director (February 1995 to April 2001), Aeltus Capital,
                                                                 Inc.; Senior Vice President - Operations, Aetna Life Insurance and
                                                                 Annuity Company, March 1997 to December 1997.
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   John G. Turner*                     Trustee                   Vice Chairman, ING Americas, September 2000 to present;
   20 Washington Avenue, South                                   Director, Aeltus Investment Management, Inc., April 2001 to
   Minneapolis, Minnesota                                        present; Chairman and Chief Executive Officer, ReliaStar,
   Age 62                                                        July 1993 to September 2000.
   ----------------------------------- ------------------------- ---------------------------------------------------------------


   ----------------------------------- ------------------------- ---------------------------------------------------------------

   Wayne F. Baltzer                    Vice President            Vice President, Aeltus Investment Management, Inc., December
   10 State House Square                                         2000 to present; Vice President, Aeltus Capital, Inc., May
   Hartford, Connecticut                                         1998 to present; Vice President, Aetna Investment Services,
   Age 58                                                        Inc., July 1993 to May 1998.
   ----------------------------------- ------------------------- ---------------------------------------------------------------

   Albert E. DePrince, Jr.             Trustee                   Director, Business and Economic Research Center, 1999 to
   3029 St. Johns Drive                                          present; Professor of Economics and Finance, Middle Tennessee
   Murfreesboro, Tennessee                                       State University, 1991 to present.
   Age 60
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Stephanie A. DeSisto                Vice President,           Senior Vice President, Mutual Fund Administration, Aeltus
   10 State House Square               Treasurer and Chief       Investment Management, Inc., April 2001 to present; Vice
   Hartford, Connecticut               Financial Officer         President, Mutual Fund Accounting, Aeltus Investment
   Age 48                              (Principal Financial      Management, Inc., November 1995 to April 2001.
                                       and Accounting Officer)
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Maria T. Fighetti                   Trustee                   Associate Commissioner for Contract Management, Health Services,
   325 Piermont Road                                             New York City Department of Mental Health, Mental Retardation
   Closter, New Jersey                                           and Alcohol Services 1996 to present.
   Age 58
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Michael J. Gioffre                  Secretary                 Senior Vice President (April 2001 to present), Assistant
   10 State House Square                                         General Counsel and Secretary (July 2000 to present), Aeltus
   Hartford, Connecticut                                         Investment Management, Inc.; Senior Vice President (April
   Age 38                                                        2001 to present), Assistant General Counsel and Secretary
                                                                 (July 2000 to present), Aeltus Capital, Inc.; Counsel, Aetna
                                                                 Financial Services, Inc., May 1998 to July 2000; Compliance
                                                                 Officer, Aeltus Investment Management, Inc., July 1996 to May
                                                                 1998.
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   David L. Grove                      Trustee                   Private Investor; Economic/Financial Consultant, December
   5 The Knoll                                                   1985 to present.
   Armonk, New York
   Age 83
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Sidney Koch                         Trustee                   Financial Adviser, self-employed, January 1993 to present.
   455 East 86th Street
   New York, New York
   Age 66
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Corine T. Norgaard                  Trustee                   Dean of the Barney School of Business, University of Hartford
   556 Wormwood Hill                                             (West Hartford, CT), August 1996 to present.
   Mansfield Center, Connecticut
   Age 64
   ----------------------------------- ------------------------- ---------------------------------------------------------------
   Richard G. Scheide                  Trustee                   Principal, LoBue Associates Inc., October 1999 to present;
   11 Lily Street                                                Trust and Private Banking Consultant, David Ross Palmer
   Nantucket, Massachusetts                                      Consultants, July 1991 to present.
   Age 72
   ----------------------------------- ------------------------- ---------------------------------------------------------------

During the fiscal year ended December 31, 2000, members of the Board who are also directors, officers or employees of Aeltus and its affiliates were not entitled to any compensation from the Fund Complex. As of December 31, 2000, the unaffiliated members of the Board received compensation in the amounts included in the following table. No member of the Board was entitled to receive pension or retirement benefits.

   ----------------------------------- --------------------------------------- -------------------------------------------------
             NAME OF PERSON            AGGREGATE COMPENSATION FROM AETNA GET      TOTAL COMPENSATION FROM THE FUNDS AND FUND
                POSITION                                FUND                               COMPLEX PAID TO TRUSTEES
   ----------------------------------- --------------------------------------- -------------------------------------------------
   Corine Norgaard                                    $7,403                                       $78,500
   Trustee
   ----------------------------------- --------------------------------------- -------------------------------------------------
   Sidney Koch                                         7,403                                        78,500
   Trustee
   ----------------------------------- --------------------------------------- -------------------------------------------------
   Maria T. Fighetti*                                  7,639                                        81,000
   Trustee
   ----------------------------------- --------------------------------------- -------------------------------------------------
   Richard G. Scheide                                  7,875                                        83,500
   Trustee, Chairperson
   Audit Committee
   ----------------------------------- --------------------------------------- -------------------------------------------------
   David L. Grove*                                     8,007                                        84,903
   Trustee
   ----------------------------------- --------------------------------------- -------------------------------------------------
   Albert E. DePrince, Jr.*                            8,214                                        87,097
   Trustee, Chairperson
   Contract Committee**
   ----------------------------------- --------------------------------------- -------------------------------------------------

* During the fiscal year ended December 31, 2000, Ms. Fighetti, Dr. Grove, and Dr. DePrince elected to defer compensation in the amount of $24,000, $84,903 and $4,800, respectively.
** Dr. DePrince replaced Dr. Grove as Chairperson of the Contract Committee as of April 2000.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with Aeltus and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.

Aeltus, the Fund's investment adviser, is an indirect wholly owned subsidiary of ING Groep N.V. (ING). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

                          INVESTMENT ADVISORY AGREEMENT

The Fund entered into an investment advisory agreement (Advisory Agreement) appointing Aeltus as the investment adviser of the Series. Under the Advisory Agreement, and subject to the supervision of the Board, Aeltus has responsibility for supervising all aspects of the operations of the Series including the selection, purchase and sale of securities. Under the Advisory Agreement, Aeltus is given the right to delegate any or all of its obligations to a subadviser.

The Advisory Agreement provides that Aeltus is responsible for payment of all costs of its personnel, its overhead and of its employees who also serve as officers or members of the Board and that the Series is responsible for payment of all other of its costs.

For the services under the Advisory Agreement, Aeltus will receive an annual fee, payable monthly, as described in the Prospectus.

                        ADMINISTRATIVE SERVICES AGREEMENT

Pursuant to an Administrative Services Agreement, Aeltus acts as administrator and provides certain administrative and shareholder services necessary for the Series' operations and is responsible for the supervision of other service providers. The services provided by Aeltus include: (1) internal accounting services; (2) monitoring regulatory compliance, such as reports and filings with the Commission and state securities commissions; (3) preparing financial information for proxy statements; (4) preparing semi-annual and annual reports to shareholders; (5) calculating the net asset value (NAV); (6) preparing certain shareholder communications; (7) supervising the custodian and transfer agent; and (8) reporting to the Board.

Aeltus is the administrator for the Series. Aeltus has responsibility for certain administrative and internal accounting and reporting services, maintenance of relationships with third party service providers such as the transfer agent and custodian, calculation of the NAV and other financial reports prepared for the Series.

Listed below is the administrative services fee Aeltus is entitled to receive on an annual rate based on average daily net assets of the Series:

                      Administrative Fee        Series Assets
                      ------------------        -------------
                      0.075%                    on the first $5 billion
                      0.050%                    on all assets over $5 billion


Aeltus is contractually obligated through the Maturity Date to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of the Series' other expenses in order to ensure that the Series' total expense ratio (excluding distribution fees) does not exceed 0.75% of the average daily net assets.


                                    CUSTODIAN

Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania, 15258, serves as custodian for the assets of the Series. The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514, serves as the transfer agent and dividend-paying agent to the Fund.

                              INDEPENDENT AUDITORS

KPMG LLP, 1 Financial Plaza, 755 Main Street, Hartford, Connecticut 06103 serves as independent auditors to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                              PRINCIPAL UNDERWRITER

Aeltus Capital, Inc. (ACI) has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an Underwriting Agreement between it and the Fund. The Agreement was approved on June 27, 2001 to continue through December 31, 2001. The Underwriting Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ACI, and who are not interested persons of the Fund, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ACI or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ACI is a wholly owned subsidiary of Aeltus and an indirect wholly owned subsidiary of ING.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Fund shares are distributed by ACI. Fund shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ACI is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ACI may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ACI is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ACI for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ACI's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ACI's expenses are less than such fee, ACI will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ACI without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Fund could be deemed to have a financial interest in the Plan. No other interested person of the Fund has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the Series' assets and potential continued growth, 3) the services provided to the Series and its shareholders by ACI, and 4) ACI's shareholder distribution-related expenses and costs.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

Subject to the supervision of the Board, Aeltus has responsibility for making investment decisions, for effecting the execution of trades and for negotiating any brokerage commissions thereon. It is Aeltus' policy to obtain the best quality of execution available, giving attention to net price (including commissions where applicable), execution capability (including the adequacy of a firm's capital position), research and other services related to execution. The relative priority given to these factors will depend on all of the circumstances regarding a specific trade. Aeltus may also consider the sale of shares of registered investment companies advised by Aeltus as a factor in the selection of brokerage firms to execute the Series' portfolio transactions or in the designation of a portion of the commissions charged on those transactions to be paid to other broker-dealers, subject to Aeltus' duty to obtain best execution.

Aeltus receives a variety of brokerage and research services from brokerage firms in return for the execution by such brokerage firms of trades on behalf of the Series. These brokerage and research services include, but are not limited to, quantitative and qualitative research information and purchase and sale recommendations regarding securities and industries, analyses and reports covering a broad range of economic factors and trends, statistical data relating to the strategy and performance of the Series and other investment companies, services related to the execution of trades on behalf of the Series and advice as to the valuation of securities, the providing of equipment used to communicate research information and specialized consultations with Fund personnel with respect to computerized systems and data furnished to the Series as a component of other research services. Aeltus considers the quantity and quality of such brokerage and research services provided by a brokerage firm along with the nature and difficulty of the specific transaction in negotiating commissions for trades in the Series' securities and may pay higher commission rates than the lowest available when it is reasonable to do so in light of the value of the brokerage and research services received generally or in connection with a particular transaction. Aeltus' policy in selecting a broker to effect a particular transaction is to seek to obtain "best execution," which means prompt and efficient execution of the transaction at the best obtainable price with payment of commissions which are reasonable in relation to the value of the services provided by the broker, taking into consideration research and brokerage services provided. When the trader believes that more than one broker can provide best execution, preference may be given to brokers that provide additional services to Aeltus.

Research services furnished by brokers through whom the Series effects securities transactions may be used by Aeltus in servicing all of its accounts; not all such services will be used by Aeltus to benefit the Series.

Consistent with federal law, Aeltus may obtain such brokerage and research services regardless of whether they are paid for (1) by means of commissions, or
(2) by means of separate, non-commission payments. Aeltus' judgment as to whether and how it will obtain the specific brokerage and research services will be based upon its analysis of the quality of such services and the cost (depending upon the various methods of payment which may be offered by brokerage firms) and will reflect Aeltus' opinion as to which services and which means of payment are in the long-term best interests of the Series.

The Series and another advisory client of Aeltus or Aeltus itself, may desire to buy or sell the same security at or about the same time. In such a case, the purchases or sales will normally be aggregated, and then allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold by each. In some cases the smaller orders will be filled first. In determining the amounts to be purchased and sold, the main factors to be considered are the respective investment objectives of the Series and the other accounts, the relative size of portfolio holdings of the same or comparable securities, availability of cash for investment, and the size of their respective investment commitments. Prices are averaged for aggregated trades.

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Fund and Aeltus each have adopted a Code of Ethics (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE

Securities of the Series are generally valued by independent pricing services, which have been approved by the Board. The values for equity securities traded on registered securities exchanges (except as otherwise noted below) are based on the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the exchange where the security is principally traded. Securities traded over the counter are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price. Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Securities for which prices are not obtained from a pricing service are valued based upon the assessment of market-makers in those securities. Debt securities maturing in sixty days or less at the date of valuation will be valued using the "amortized cost" method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of premium or increase of discount. Futures contracts are valued daily at a settlement price based on rules of the exchange where the futures contract is primarily traded. Securities for which market quotations are not readily available are valued at their fair value in such manner as may be determined, from time to time, in good faith, by or under the authority of, the Board.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of VA Contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                                 P(1 + T)(n) = ERV

Where:
P = a hypothetical initial payment of $1,000
T = an average annual total return
n = the number of years
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.




                                             Statement of Additional Information

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23.  Exhibits
------------------

         (a.1)    Declaration of Trust(1)
         (a.2)    Form of Amendment to Declaration of Trust (October 28, 1993)
         (a.3)    Amendment to Declaration of Trust (June 18, 1996)(1)
         (a.4)    Amendment to Declaration of Trust (July 19, 1996)(1)
         (a.5)    Amendment to Declaration of Trust (September 24, 1998)(1)
         (a.6)    Amendment to Declaration of Trust (March 31, 1999)(2)
         (a.7)    Amendment to Declaration of Trust (June 28, 1999)(3)
         (a.8)    Amendment to Declaration of Trust (November 18, 1999)(4)
         (a.9)    Amendment to Declaration of Trust (February 22, 2000)(5)
         (a.10)   Amendment to Declaration of Trust (October 26, 2000)(6)
         (a.11)   Amendment to Declaration of Trust (December 18, 2000)(6)
         (a.12)   Amendment to Declaration of Trust (April 13, 2001)(7)
         (a.13)   Amendment to Declaration of Trust (June 27, 2001)(8)
         (a.14)   Amendment to Declaration of Trust (October 3, 2001)
         (b)      Amended and Restated By-laws(9)
         (c)      Instruments Defining Rights of Holders(10)
         (d.1)    Investment Advisory Agreement between Aeltus Investment
                  Management, Inc. (Aeltus) and Aetna GET Fund - Series C,
                  Series D, Series E, Series G, Series H, Series I, Series J,
                  Series K, Series L and Series M(6)
         (d.2)    Investment Advisory Agreement between Aeltus and Aetna GET
                  Fund - Series N(7)
         (d.3)    Investment Advisory Agreement between Aeltus and Aetna GET
                  Fund - Series P(8)
         (d.4)    Form of Investment Advisory Agreement between ING Pilgrim
                  Investments, LLC and Aetna GET Fund - Series Q
         (e.1)    Underwriting Agreement between Aetna GET Fund, on behalf of
                  Series C, Series D, Series E, Series G, Series H, Series I,
                  Series J, Series K, Series L Series M and Series N, and Aeltus
                  Capital, Inc.(7)
         (e.2)    Underwriting Agreement between Aetna GET Fund, on behalf of
                  Series P and Series Q, and Aeltus Capital, Inc.(8)
         (f)      Trustees' Deferred Compensation Plan(1)
         (g.1)    Mutual Fund Custody and Services Agreement between Mellon
                  Bank, N.A. and Aetna GET Fund(11)
         (g.2)    Form of Amendment to Mutual Fund Custody and Services
                  Agreement between Mellon Bank, N.A. and Aetna GET Fund
         (h.1)    Administrative Services Agreement between Aeltus and Aetna GET
                  Fund (March 25, 1998)(1)
         (h.2)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (September 25, 1998)(1)
         (h.3)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (April 1, 1999)(2)

         (h.4)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (July 28, 1999)(3)
         (h.5)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (September 27, 1999)(4)
         (h.6)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (February 9, 2000)(5)
         (h.7)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (October 6, 2000)(6)
         (h.8)    Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund (April 10, 2001) (7)
         (h.9)    Amendment to Administration Services Agreement between Aeltus and Aetna GET Fund (June 30, 2001)(12)
         (h.10)   Amendment to Administration Services Agreement between Aeltus and Aetna GET Fund
         (i)      Opinion and Consent of Counsel
         (j)      Not applicable
         (k)      Not applicable
         (l)      Agreement Concerning Initial Capital(13)
         (m)      Distribution Plan(8)
         (n)      Not applicable
         (o)      Not applicable
         (p.1)    Aeltus Code of Ethics(6)
         (p.2)    Aetna Mutual Funds Code of Ethics(14)
         (q.1)    Power of Attorney (April 4, 2001)(6)
         (q.2)    Authorization for Signatures(15)

1. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission (SEC) on September 30, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on May 24, 1999.
3. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on August 3, 1999.
4. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on November 30, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on February 28, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.
7. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on June 28, 2001.
8. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on
    October 4, 2001.
9. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on June 14, 1996.
10. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on December 31, 1996.

11. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the SEC on August 29, 2001.
12. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on August 30, 2001.
13. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 33-12723) as filed with the SEC on March 11, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

       Registrant is a Massachusetts business trust for which separate financial statements are filed. As of October 31, 2001, all of the Registrant's outstanding voting securities were held in the name of Aetna Life Insurance and Annuity Company (ALIAC).

       ALIAC is an indirect wholly owned subsidiary of ING Groep N.V.

       A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 25. Indemnification
------------------------

       Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed on September 30, 1998, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires on October 8, 2002.

       Section XI.B of the Administrative Services Agreement, incorporated herein as Exhibit (h.1) to the Registrant's Registration Statement on Form N-1A (File No. 33-12723), as filed on September 30, 1998, provides for indemnification of the Administrator.

Item 26.  Business and Other Connections of Investment Adviser
--------------------------------------------------------------

       The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the investment adviser.

--------------------------------- --------------------------------- -----------------------------------------------------
                                  Positions and Offices             Other Principal Position(s) Held
Name                              with Investment Adviser           Since Oct. 31, 1998/Addresses
----                              -----------------------           -----------------------------

--------------------------------- --------------------------------- -----------------------------------------------------
J. Scott Fox*                     Director, President, Chief        Director (since May 1996), President (since April
                                  Executive Officer and Chief       2001), Chief Executive Officer (since June 2001)
                                  Operating Officer                 and Chief Operating Officer (since May 1996), Chief
                                                                    Financial Officer (May 1996 to June 2001), Managing
                                                                    Director (May 1996 to April 2001) - Aeltus Trust
                                                                    Company; Director (since February 1995), Executive
                                                                    Vice President (since April 2001), Chief Operating
                                                                    Officer (since February 1995), Chief Financial
                                                                    Officer, Managing Director (February 1995 to April
                                                                    2001) - Aeltus Capital, Inc.

Thomas J. McInerney**             Director                          General Manager and Chief Executive Officer (since
                                                                    December 2000) - ING Worksite Financial Services;
                                                                    Director (since February 1998), President (since
                                                                    August 1997) - Aetna Retirement Services, Inc.;
                                                                    Director and President (September 1997 - May 2000)
                                                                    and (since September 2000) - Aetna Life Insurance
                                                                    and Annuity Company; Executive Vice President
                                                                    (August 1997 to December 2000) - Aetna Inc.

Mark A. Tullis***                 Director                          Director (since December 2000) - Aetna Life
                                                                    Insurance and Annuity Company; General Manager and
                                                                    Chief of Staff (since November 2000) - ING North
                                                                    America Insurance Corporation; Executive Vice
                                                                    President and General Manager, Strategy and
                                                                    Operations (1999 to November 2000) - ING North
                                                                    America Insurance Corporation; Executive Vice
                                                                    President (June 1994 to August 1999) - Primerica.

John G. Turner****                Director                          Director Vice Chairman (September 2000 to present) -
                                                                    ING Americas; Chairman and Chief Executive Officer
                                                                    (July 1991 to September 2000) - ReliaStar.

--------------------------------- --------------------------------- -----------------------------------------------------
                                  Positions and Offices             Other Principal Position(s) Held
Name                              with Investment Adviser           Since Oct. 31, 1998/Addresses
----                              -----------------------           -----------------------------

--------------------------------- --------------------------------- -----------------------------------------------------
Stephanie A. DeSisto*             Senior Vice President and         Senior Vice President and Assistant Treasurer
                                  Assistant Treasurer               (since April 2001) - Aeltus Trust Company; Vice
                                                                    President (April 2000 to April 2001) - Aeltus Trust
                                                                    Company.

Michael Gioffre*                  Senior Vice President,            Senior Vice President (since April 2001), Assistant
                                  Counsel and Secretary             General Counsel and Secretary (since July 2000) -
                                                                    Aeltus Capital, Inc.; Senior Vice President (since
                                                                    April 2001), Counsel (since July 2001), Secretary
                                                                    (since July 2000) - Aeltus Trust Company; Assistant
                                                                    Secretary (January 2000 - July 2000), Assistant
                                                                    General Counsel (July 2000 to July 2001) - Aeltus
                                                                    Trust Company; Counsel (May 1998 to July 2000) -
                                                                    Aetna Financial Services, Inc.

Brian K. Kawakami*                Senior Vice President,            Senior Vice President (Since April 2001), Chief
                                  Chief Compliance Officer          Compliance Officer & Director (since January 1996)
                                                                    - Aeltus Trust Company; Senior Vice President (Since
                                                                    April 2001), Chief Compliance Officer (since August
                                                                    1993) - Aeltus Capital, Inc.

Neil Kochen*                      Executive Vice President,         Executive Vice President, Chief Investment Officer
                                  Chief Investment Officer          (since April 2001), Managing Director (April 1996
                                                                    to April 2001) - Aeltus Trust Company; Executive
                                                                    Vice President (since April 2001), Managing Director
                                                                    (August 1996 to April 2001) - Aeltus Capital, Inc.

L. Charles Meythaler*             Executive Vice President,         Director (since July 1997), Executive Vice
                                  Chief Marketing Officer           President (since April 2001) - Aeltus Trust
                                                                    Company; Managing Director (June 1997 to April 2001)
                                                                    - Aeltus Trust Company.

            * The principal business address of each person named is 10 State
              House Square, Hartford, Connecticut 06103-3602.
           ** The principal business address of Mr. McInerney is 151 Farmington
              Avenue, Hartford, Connecticut 06156.
          *** The principal business address of Mr. Tullis is 5780 Powers Ferry
              Road, NW, Atlanta, Georgia 30327-4390.

         **** The principal business address of Mr. Turner is 20 Washington
              Avenue South, Minneapolis, Minnesota 55401.

Item 27. Principal Underwriters
-------------------------------

         (a)  None

         (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:

Name and Principal                    Positions and Offices                          Positions and Offices
Business Address*                     with Principal Underwriter                     with Registrant
-----------------                     --------------------------                     ---------------

J. Scott Fox                          Director, Executive Vice President             Director and President
                                      and Chief Operating Officer

Brian K. Kawakami                     Director, Senior Vice President,               None
                                      Chief Compliance Officer

L. Charles Meythaler                  Director                                       None

Michael Gioffre                       Senior Vice President, Assistant               Secretary
                                      General Counsel and Secretary

Daniel F. Wilcox                      Senior Vice President, Finance and             None
                                      Treasurer

         *The principal business address of all directors and officers listed is 10 State House Square, Hartford, Connecticut 06103-3602.

         (c)  Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

         As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 or 10 State House Square, Hartford, Connecticut 06103-3602.

Item 29. Management Services
----------------------------

         Not applicable.

Item 30. Undertakings
---------------------

         Not applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Aetna GET Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 7th day of November, 2001.


                                                       AETNA GET FUND
                                                       --------------
                                                       Registrant

                                                   By     J. Scott Fox*
                                                       ----------------------
                                                        J. Scott Fox
                                                        President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                   Title                                                             Date
---------                                   -----                                                             ----

J. Scott Fox*
-----------------------------------------   President and Trustee                                       )
J. Scott Fox                                (Principal Executive Officer)                               )
                                                                                                        )
Albert E. DePrince, Jr.*                    Trustee                                                     )
-----------------------------------------                                                               )
Albert E. DePrince, Jr.                                                                                 )
                                                                                                        )
Maria T. Fighetti*                          Trustee                                                     )
-----------------------------------------                                                               )
Maria T. Fighetti                                                                                       )
                                                                                                        )     November 7,
David L. Grove*                             Trustee                                                     )     2001
-----------------------------------------                                                               )
David L. Grove                                                                                          )
                                                                                                        )
Sidney Koch*                                Trustee                                                     )
-----------------------------------------                                                               )
Sidney Koch                                                                                             )
                                                                                                        )
Corine T. Norgaard*                         Trustee                                                     )
-----------------------------------------                                                               )
Corine T. Norgaard                                                                                      )
                                                                                                        )

Richard G. Scheide*                         Trustee                                                     )
-----------------------------------------                                                               )
Richard G. Scheide                                                                                      )
                                                                                                        )
John G. Turner*                             Trustee                                                     )
-----------------------------------------                                                               )
John G. Turner                                                                                          )
                                                                                                        )
Stephanie A. DeSisto*                                                                                   )
-----------------------------------------   Treasurer and Chief Financial Officer                       )
Stephanie A. DeSisto                        (Principal Financial and Accounting Officer)                )


By:     /s/ Michael Gioffre
       -----------------------------------------------
       *Michael Gioffre
        Attorney-in-Fact

   * Executed pursuant to Power of Attorney dated April 4, 2001 and filed with the Securities and Exchange Commission on April 5, 2001.

                                 Aetna GET Fund
                                  EXHIBIT INDEX

Exhibit No.           Exhibit                                                                           Page
-----------           -------                                                                           ----

99-(a.2)              Form of Amendment to Declaration of Trust (October 28, 1993)
                                                                                                  -----------------

99-(a.14)             Amendment to Declaration of Trust (October 3, 2001)
                                                                                                  -----------------


99-(d.4)              Form of Investment Advisory Agreement between Aeltus Investment
                      Management, Inc. (Aeltus) and Aetna GET Fund - Series Q

99-(g.2)              Form of Admendment to Mutual Fund Custody and Services Agreement
                      between Mellon Bank, N.A. and Aetna GET Fund
                                                                                                  -----------------

99-(h.10)             Amendment to Administrative Services Agreement between Aeltus and Aetna GET Fund
                                                                                                  -----------------


99-(i)                Opinion and Consent of Counsel

                                                                                                  -----------------
